                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-5447
                                   ---------------------------------------------

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                               64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:         12-31
                            ----------------------------------------------------

Date of reporting period:        09-30-2005
                            ----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EQUITY GROWTH FUND
SEPTEMBER 30, 2005

[american century investments logo and text logo]

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
AEROSPACE & DEFENSE - 0.7%
            24,893  Boeing Co.                                    $        1,691
           231,366  Lockheed Martin Corp.                                 14,123
                                                                 ---------------
                                                                          15,814
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.5%
            18,646  FedEx Corporation                                      1,625
           149,244  United Parcel Service, Inc. Cl B                      10,317
                                                                 ---------------
                                                                          11,942
                                                                 ---------------
AIRLINES - 0.1%
           147,672  Southwest Airlines Co.                                 2,193
                                                                 ---------------
AUTO COMPONENTS - 1.7%
         1,267,547  Goodyear Tire & Rubber Co.
                    (The)(1)(2)                                           19,761
           591,356  TRW Automotive Holdings
                    Corp.(1)(2)                                           17,350
                                                                 ---------------
                                                                          37,111
                                                                 ---------------
AUTOMOBILES - 0.5%
         1,065,984  Ford Motor Company                                    10,511
                                                                 ---------------
BEVERAGES - 2.6%
           114,504  Brown-Forman Corp.                                     6,818
            22,353  Coca-Cola Company (The)                                  965
           382,329  Coca-Cola Enterprises                                  7,455
           239,579  Constellation Brands Inc.(1)                           6,229
             9,101  Molson Coors Brewing Co.(2)                              583
           734,116  Pepsi Bottling Group Inc.                             20,959
           610,561  PepsiAmericas Inc.(2)                                 13,878
                                                                 ---------------
                                                                          56,887
                                                                 ---------------
BIOTECHNOLOGY - 3.0%
           618,790  Amgen Inc.(1)                                         49,299
           301,618  Applera Corporation-Applied
                    Biosystems Group                                       7,010
           232,939  Gilead Sciences, Inc.(1)                              11,358
                                                                 ---------------
                                                                          67,667
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            49,509  USG Corp.(1)(2)                                        3,402
                                                                 ---------------
CAPITAL MARKETS - 2.4%
            93,495  Franklin Resources, Inc.                               7,850
           640,766  Morgan Stanley                                        34,563
           213,595  Northern Trust Corp.                                  10,797
                                                                 ---------------
                                                                          53,210
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
CHEMICALS - 0.9%
           339,061  FMC Corp.(1)(2)                                       19,401
                                                                 ---------------
COMMERCIAL BANKS - 6.7%
         1,243,839  Bank of America Corp.                                 52,365
           223,761  Comerica Inc.                                         13,180
           983,764  National City Corp.                                   32,897
           254,087  Wachovia Corp.                                        12,092
           647,308  Wells Fargo & Co.                                     37,912
                                                                 ---------------
                                                                         148,446
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.0%
           633,608  Cendant Corporation                                   13,077
            27,712  Deluxe Corp.(2)                                        1,113
           184,746  Equifax Inc.                                           6,455
           366,837  John H. Harland Company(2)                            16,287
           210,076  PHH Corp.(1)(2)                                        5,769
            65,388  Republic Services, Inc. Cl A                           2,308
                                                                 ---------------
                                                                          45,009
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.9%
           423,931  Cisco Systems Inc.(1)                                  7,601
           191,005  Harris Corp.                                           7,984
           157,573  Motorola, Inc.                                         3,481
                                                                 ---------------
                                                                          19,066
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.1%
           531,934  Apple Computer, Inc.(1)                               28,517
           923,930  Dell Inc.(1)                                          31,597
           123,831  Emulex Corp.(1)(2)                                     2,503
           467,419  Hewlett-Packard Co.                                   13,649
           137,388  Intergraph Corp.(1)(2)                                 6,143
           109,497  International Business
                    Machines Corp.                                         8,784
            67,253  Western Digital Corp.(1)(2)                              870
                                                                 ---------------
                                                                          92,063
                                                                 ---------------
CONSUMER FINANCE - 4.3%
           819,553  American Express Co.                                  47,075
           449,450  Capital One Financial Corp.                           35,740
            89,277  CompuCredit Corp.(1)(2)                                3,966
           121,816  WFS Financial Inc.(1)(2)                               8,185
                                                                 ---------------
                                                                          94,966
                                                                 ---------------
CONTAINERS & PACKAGING - 0.7%
            96,725  Greif, Inc. Cl A(2)                                    5,813
           270,074  Silgan Holdings Inc.                                   8,983
                                                                 ---------------
                                                                          14,796
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.5%
            17,405  Asset Acceptance
                    Capital Corp.(1)(2)                                      522
           197,476  Moody's Corp.                                         10,087
                                                                 ---------------
                                                                          10,609
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.5%
           151,758  AT&T Corp.                                             3,005
           282,331  BellSouth Corp.                                        7,425
            21,268  CenturyTel Inc.                                          744
           265,449  SBC Communications Inc.                                6,363
           457,497  Verizon Communications                                14,955
                                                                 ---------------
                                                                          32,492
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
           110,005  Allegheny Energy, Inc.(1)(2)                           3,379
            99,216  Entergy Corp.                                          7,374
                                                                 ---------------
                                                                          10,753
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.3%
             5,132  Amphenol Corp. Cl A                                      207
           192,575  Arrow Electronics, Inc.(1)                             6,039
                                                                 ---------------
                                                                           6,246
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
            44,788  Veritas DGC Inc.(1)(2)                                 1,640
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.4%
           113,560  7-Eleven, Inc.(1)(2)                                   4,044
           633,770  Kroger Co. (The)(1)                                   13,049
           181,871  Longs Drug Stores Corp.(2)                             7,800
           167,997  Performance Food
                    Group Co.(1)(2)                                        5,302
            57,803  Supervalu Inc.                                         1,799
                                                                 ---------------
                                                                          31,994
                                                                 ---------------
FOOD PRODUCTS - 2.9%
           818,962  Archer-Daniels-Midland Co.                            20,196
           250,769  Chiquita Brands
                    International Inc.(2)                                  7,009
            53,443  Gold Kist Inc.(1)(2)                                   1,045
           929,887  Pilgrim's Pride Corp.(2)                              33,847
             2,431  Seaboard Corp.(2)                                      3,338
                                                                 ---------------
                                                                          65,435
                                                                 ---------------
GAS UTILITIES - 1.2%
           918,957  UGI Corp.                                             25,869
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
           529,174  Becton Dickinson & Co.                                27,744

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
           503,395  Hospira Inc.(1)                                       20,624
            96,192  Kinetic Concepts Inc.(1)(2)                            5,464
                                                                 ---------------
                                                                          53,832
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.3%
            10,425  Aetna Inc.                                               898
           293,192  AmerisourceBergen Corp.                               22,664
           545,786  Cardinal Health, Inc.                                 34,625
            34,022  Express Scripts, Inc. Cl A(1)                          2,116
           765,524  McKesson Corp.                                        36,324
           391,566  UnitedHealth Group Incorporated                       22,006
                                                                 ---------------
                                                                         118,633
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.8%
           315,200  Darden Restaurants, Inc.                               9,573
           170,697  Royal Caribbean Cruises Ltd.(2)                        7,374
                                                                 ---------------
                                                                          16,947
                                                                 ---------------
HOUSEHOLD DURABLES - 1.4%
           372,843  Black & Decker Corporation                            30,607
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.8%
           131,530  Clorox Company                                         7,306
            32,761  Colgate-Palmolive Co.                                  1,729
           123,844  Energizer Holdings Inc.(1)(2)                          7,022
            24,834  Kimberly-Clark Corp.                                   1,478
                                                                 ---------------
                                                                          17,535
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 2.6%
           847,065  AES Corporation (The)(1)                              13,917
            65,300  Constellation Energy Group Inc.                        4,022
           356,412  TXU Corp.                                             40,233
                                                                 ---------------
                                                                          58,172
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
            56,606  Teleflex Inc.(2)                                       3,991
                                                                 ---------------
INSURANCE - 6.0%
           100,362  Arch Capital Group Ltd.(1)(2)                          4,977
           570,849  Axis Capital Holdings Limited                         16,275
           736,977  Berkley (W.R.) Corp.                                  29,095
           225,750  Chubb Corp.                                           20,216
           879,387  Endurance Specialty Holdings Ltd.                     29,995
           419,287  First American Financial Corp.
                    (The)(2)                                              19,149
            17,883  Loews Corp.                                            1,653
            46,768  MetLife, Inc.                                          2,330
            18,322  Protective Life Corporation                              755
            32,862  St. Paul Travelers
                    Companies, Inc. (The)                                  1,475

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
           118,088  Zenith National Insurance Corp.                        7,403
                                                                 ---------------
                                                                         133,323
                                                                 ---------------
IT SERVICES - 1.5%
           537,040  Accenture Ltd. Cl A(1)                                13,673
             7,513  Alliance Data Systems Corp.(1)(2)                        294
           363,860  Computer Sciences Corp.(1)                            17,215
            20,000  Global Payments Inc.(2)                                1,554
                                                                 ---------------
                                                                          32,736
                                                                 ---------------
MACHINERY - 1.6%
           361,420  Cummins Inc.(2)                                       31,801
            28,917  Danaher Corp.                                          1,557
            32,561  Navistar International Corp.(1)(2)                     1,056
                                                                 ---------------
                                                                          34,414
                                                                 ---------------
MEDIA - 5.4%
           191,011  Dex Media Inc.                                         5,308
         1,302,010  Disney (Walt) Co.                                     31,418
             9,499  DreamWorks Animation
                    SKG Inc.(1)(2)                                           263
            99,186  John Wiley & Sons Inc. Cl A(2)                         4,140
           197,409  Regal Entertainment Group(2)                           3,956
            24,119  Scholastic Corp.(1)                                      891
         1,733,298  Time Warner Inc.                                      31,390
         1,266,272  Viacom, Inc. Cl B                                     41,800
                                                                 ---------------
                                                                         119,166
                                                                 ---------------
METALS & MINING - 3.3%
           449,703  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B(2)                                    21,851
           118,666  Nucor Corp.                                            7,000
           320,235  Phelps Dodge Corp.(2)                                 41,609
            43,844  Quanex Corporation(2)                                  2,903
                                                                 ---------------
                                                                          73,363
                                                                 ---------------
MULTILINE RETAIL - 1.4%
           426,393  Federated Department Stores, Inc.                     28,513
            18,653  Sears Holdings Corp.(1)                                2,321
                                                                 ---------------
                                                                          30,834
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 10.0%
           381,485  Chevron Corp.                                         24,694
           155,794  ConocoPhillips                                        10,892
         1,577,068  Exxon Mobil Corp.                                    100,206
            80,414  Kerr-McGee Corp.                                       7,809
           517,838  Marathon Oil Corp.                                    35,695
           475,981  Sunoco, Inc.                                          37,221
            52,320  Valero Energy Corp.                                    5,915
                                                                 ---------------
                                                                         222,432
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.5%
           231,145  Potlatch Corp.                                        12,047
                                                                 ---------------
PHARMACEUTICALS - 4.8%
            85,641  Allergan, Inc.                                         7,846
           935,579  Johnson & Johnson                                     59,204
           965,993  King Pharmaceuticals, Inc.(1)                         14,857
         1,028,041  Pfizer, Inc.                                          25,670
                                                                 ---------------
                                                                         107,577
                                                                 ---------------
REAL ESTATE - 0.4%
               514  CBL & Associates
                    Properties, Inc.(2)                                       21
           409,718  Trizec Properties Inc.(2)                              9,448
                                                                 ---------------
                                                                           9,469
                                                                 ---------------
ROAD & RAIL - 0.1%
             7,660  Burlington Northern
                    Santa Fe Corp.                                           458
            37,061  Union Pacific Corp.                                    2,657
                                                                 ---------------
                                                                           3,115
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 3.8%
         2,347,095  Intel Corp.                                           57,856
           768,096  Texas Instruments Inc.(2)                             26,038
                                                                 ---------------
                                                                          83,894
                                                                 ---------------
SOFTWARE - 1.8%
           139,297  Autodesk, Inc.                                         6,469
            23,150  BMC Software Inc.(1)                                     488
           120,064  Cadence Design Systems Inc.(1)                         1,940
            85,597  Intuit Inc.(1)                                         3,836
           384,383  Microsoft Corporation                                  9,891
           693,647  Oracle Corp.(1)                                        8,594
         1,031,731  Parametric Technology Corp.(1)                         7,191
            51,732  Symantec Corp.(1)                                      1,172
                                                                 ---------------
                                                                          39,581
                                                                 ---------------
SPECIALTY RETAIL - 2.0%
             8,908  American Eagle Outfitters, Inc.                          210
            81,175  Barnes & Noble Inc.(2)                                 3,060
           224,042  Best Buy Co., Inc.(2)                                  9,753
           253,965  Charming Shoppes, Inc.(1)(2)                           2,710
           156,123  Children's Place Retail Stores, Inc.
                    (The)(1)(2)                                            5,564
           503,856  Home Depot, Inc.                                      19,217
           277,787  Payless ShoeSource, Inc.(1)(2)                         4,833
                                                                 ---------------
                                                                          45,347
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.9%
            21,475  Corus Bankshares Inc.(2)                               1,177

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
           192,097  Downey Financial Corp.(2)                             11,699
           248,771  Golden West Financial Corp.                           14,775
           343,802  Washington Mutual, Inc.(2)                            13,484
                                                                 ---------------
                                                                          41,135
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.7%
            49,784  ALLTEL Corp.                                           3,241
         1,469,773  Sprint Nextel Corp.                                   34,952
                                                                 ---------------
                                                                          38,193
                                                                 ---------------
TOTAL COMMON STOCKS                                                    2,203,865
(Cost $1,932,888)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.6%
Repurchase Agreement, Credit Suisse First
Boston Corp., (collateralized by various U.S.
Treasury obligations, 3.80%, 3/30/06,
valued at $13,049), in a joint trading account
at 3.30%, dated 9/30/05, due 10/3/05
(Delivery value $12,804)                                                  12,800
                                                                 ---------------
(Cost $12,800)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) - 10.9%
REPURCHASE AGREEMENTS
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S Government Agency
obligations in a pooled account at the lending
agent), 3.88%, dated 9/30/05, due 10/3/05
(Delivery value $62,662)                                                  62,642
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations in
a pooled account at the lending agent), 3.94%,
dated 9/30/05, due 10/3/05
(Delivery value $180,059)                                                180,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                   242,642
(Cost $242,642)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 110.9%                                   2,459,307
                                                                 ---------------
(Cost $2,188,330)

OTHER ASSETS AND LIABILITIES - (10.9)%                                 (241,118)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $    2,218,189
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2005. The aggregate value of securities on loan at September 30, 2005, was $240,309.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
                                                                ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $  2,194,330
                                                                 ===============
Gross tax appreciation of investments                              $    295,870
Gross tax depreciation of investments                                   (30,893)
                                                                 ---------------
Net tax appreciation of investments                                $    264,977
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INCOME & GROWTH FUND
SEPTEMBER 30, 2005

[american century investments logo and text logo]

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
AEROSPACE & DEFENSE - 2.4%
           110,138  Lockheed Martin Corp.                         $        6,723
         2,038,174  Northrop Grumman Corp.                               110,775
                                                                 ---------------
                                                                         117,498
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.9%
           132,185  FedEx Corporation                                     11,517
           516,641  United Parcel Service, Inc. Cl B                      35,716
                                                                 ---------------
                                                                          47,233
                                                                 ---------------
AIRLINES - 0.1%
           417,400  Southwest Airlines Co.                                 6,198
                                                                 ---------------
AUTO COMPONENTS - 0.1%
            93,872  TRW Automotive Holdings
                    Corp.(1)(2)                                            2,754
                                                                 ---------------
AUTOMOBILES - 2.0%
         9,870,612  Ford Motor Company(2)                                 97,324
                                                                 ---------------
BEVERAGES(3)
            23,709  Molson Coors Brewing Co.(2)                            1,518
                                                                 ---------------
BIOTECHNOLOGY - 1.3%
           239,008  Amgen Inc.(1)                                         19,042
         1,894,914  Applera Corporation-Applied
                    Biosystems Group                                      44,038
                                                                 ---------------
                                                                          63,080
                                                                 ---------------
BUILDING PRODUCTS(3)
            31,359  USG Corp.(1)(2)                                        2,155
                                                                 ---------------
CAPITAL MARKETS - 2.8%
           218,546  American Capital
                    Strategies Ltd.(2)                                     8,012
         2,452,070  Morgan Stanley                                       132,265
                                                                 ---------------
                                                                         140,277
                                                                 ---------------
CHEMICALS - 0.8%
           710,107  Eastman Chemical Company                              33,353
           246,269  Lyondell Chemical Co.                                  7,048
            36,017  Sensient Technologies Corp.(2)                           683
                                                                 ---------------
                                                                          41,084
                                                                 ---------------
COMMERCIAL BANKS - 8.5%
         5,106,818  Bank of America Corp.                                214,997
           158,672  Comerica Inc.                                          9,346
         3,828,571  National City Corp.                                  128,027

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
           518,963  Wachovia Corp.                                        24,697
           759,223  Wells Fargo & Co.                                     44,468
                                                                 ---------------
                                                                         421,535
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.8%
         3,771,007  Cendant Corporation                                   77,834
           175,011  Deluxe Corp.(2)                                        7,028
           212,514  John H. Harland Company(2)                             9,436
           792,018  PHH Corp.(1)                                          21,749
           315,535  Pitney Bowes, Inc.                                    13,170
           316,269  R.R. Donnelley & Sons Company                         11,724
                                                                 ---------------
                                                                         140,941
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
            62,232  Harris Corp.                                           2,601
           606,759  Motorola, Inc.                                        13,404
                                                                 ---------------
                                                                          16,005
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.2%
            14,872  Emulex Corp.(1)(2)                                       301
         2,212,733  Hewlett-Packard Co.                                   64,612
           172,161  Imation Corporation(2)                                 7,381
           114,318  Intergraph Corp.(1)(2)                                 5,111
           895,954  International Business
                    Machines Corp.                                        71,872
           715,516  Western Digital Corp.(1)(2)                            9,252
                                                                 ---------------
                                                                         158,529
                                                                 ---------------
CONSUMER FINANCE - 0.5%
           242,721  Capital One Financial Corp.                           19,301
           159,928  CompuCredit Corp.(1)(2)                                7,104
                                                                 ---------------
                                                                          26,405
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           114,244  Silgan Holdings Inc.(2)                                3,800
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.4%
           461,787  CIT Group Inc.                                        20,864
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.3%
         3,323,514  AT&T Corp.                                            65,805
            12,058  PanAmSat Holding Corp.                                   292
         1,404,671  Verizon Communications                                45,919
                                                                 ---------------
                                                                         112,016
                                                                 ---------------
ELECTRIC UTILITIES - 1.2%
         1,003,896  American Electric Power                               39,854
            42,830  Entergy Corp.                                          3,183
           308,461  FirstEnergy Corp.                                     16,077

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
            59,338  Pinnacle West Capital Corp.                            2,616
                                                                 ---------------
                                                                          61,730
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.9%
         1,237,462  Arrow Electronics, Inc.(1)                            38,807
           168,540  Avnet Inc.(1)(2)                                       4,121
                                                                 ---------------
                                                                          42,928
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.3%
           406,236  Veritas DGC Inc.(1)(2)                                14,876
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.1%
         1,695,639  Supervalu Inc.                                        52,768
                                                                 ---------------
FOOD PRODUCTS - 2.5%
         2,035,477  Archer-Daniels-Midland Co.                            50,194
           919,136  Chiquita Brands
                    International Inc.(2)                                 25,690
         1,117,597  Pilgrim's Pride Corp.(2)                              40,681
             4,616  Seaboard Corp.(2)                                      6,338
                                                                 ---------------
                                                                         122,903
                                                                 ---------------
GAS UTILITIES - 1.4%
         1,060,381  NICOR Inc.(2)                                         44,568
           858,479  UGI Corp.                                             24,166
                                                                 ---------------
                                                                          68,734
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
           578,884  Becton Dickinson & Co.                                30,351
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.0%
           499,673  AmerisourceBergen Corp.(2)                            38,625
           331,991  Cardinal Health, Inc.                                 21,062
           525,541  Kindred Healthcare Inc.(1)(2)                         15,661
           526,076  McKesson Corp.                                        24,962
                                                                 ---------------
                                                                         100,310
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.5%
           706,117  McDonald's Corporation                                23,648
                                                                 ---------------
HOUSEHOLD DURABLES - 1.4%
           297,586  Black & Decker Corporation                            24,428
           917,686  Newell Rubbermaid Inc.(2)                             20,786
            36,752  Stanley Works (The)                                    1,716
           891,590  Tupperware Corp.(2)                                   20,310
                                                                 ---------------
                                                                          67,240
                                                                 ---------------

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.8%
         1,513,781  Kimberly-Clark Corp.                                  90,115
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.6%
           126,416  General Electric Co.                                   4,256
           939,271  Tyco International Ltd.                               26,159
                                                                 ---------------
                                                                          30,415
                                                                 ---------------
INSURANCE - 8.2%
           649,234  Ace, Ltd.                                             30,559
           636,848  AON Corp.                                             20,430
           386,208  Axis Capital Holdings Limited                         11,011
           129,215  Berkley (W.R.) Corp.                                   5,101
           912,408  Endurance Specialty
                    Holdings Ltd.                                         31,122
           396,703  Fidelity National Financial, Inc.                     17,661
         1,461,520  First American
                    Financial Corp. (The)                                 66,748
         1,161,066  Loews Corp.                                          107,294
           104,450  Nationwide Financial
                    Services Cl A                                          4,183
           305,889  Protective Life Corporation                           12,597
         1,869,997  St. Paul Travelers
                    Companies, Inc. (The)                                 83,907
           214,315  XL Capital Ltd. Cl A                                  14,580
                                                                 ---------------
                                                                         405,193
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.5%
         5,131,042  Earthlink Inc.(1)(2)                                  54,902
         1,549,639  United Online, Inc.(2)                                21,463
            15,766  VeriSign, Inc.(1)                                        337
                                                                 ---------------
                                                                          76,702
                                                                 ---------------
IT SERVICES - 1.2%
         1,206,744  Computer Sciences Corp.(1)                            57,091
                                                                 ---------------
MACHINERY - 1.3%
           760,999  Cummins Inc.(2)                                       66,960
                                                                 ---------------
MEDIA - 3.2%
         1,162,439  Disney (Walt) Co.                                     28,050
           963,624  Regal Entertainment Group(2)                          19,311
         3,767,694  Time Warner Inc.                                      68,232
         1,255,883  Viacom, Inc. Cl B                                     41,457
                                                                 ---------------
                                                                         157,050
                                                                 ---------------
METALS & MINING - 2.5%
           661,425  Nucor Corp.                                           39,017
           593,300  Phelps Dodge Corp.                                    77,088
           149,349  United States Steel Corp.                              6,325
                                                                 ---------------
                                                                         122,430
                                                                 ---------------

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES - 2.5%
            34,314  Consolidated Edison, Inc.(2)                           1,666
         2,027,420  NiSource Inc.                                         49,165
         1,926,969  PG&E Corp.(2)                                         75,633
                                                                 ---------------
                                                                         126,464
                                                                 ---------------
MULTILINE RETAIL - 1.9%
         1,053,700  Federated Department Stores, Inc.                     70,461
           183,758  Sears Holdings Corp.(1)                               22,863
                                                                 ---------------
                                                                          93,324
                                                                 ---------------
OFFICE ELECTRONICS(3)
           121,821  Xerox Corp.(1)                                         1,663
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 10.7%
         2,397,505  Chevron Corp.                                        155,190
         1,399,636  ConocoPhillips                                        97,849
         2,811,615  Exxon Mobil Corp.                                    178,651
         1,028,029  Marathon Oil Corp.                                    70,862
           193,671  Sunoco, Inc.                                          15,145
           128,514  Valero Energy Corp.                                   14,530
                                                                 ---------------
                                                                         532,227
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.4%
           516,199  Georgia-Pacific Corp.                                 17,582
         1,901,197  Louisiana-Pacific Corp.                               52,644
                                                                 ---------------
                                                                          70,226
                                                                 ---------------
PHARMACEUTICALS - 8.9%
         2,687,365  Bristol-Myers Squibb Co.(2)                           64,658
         2,373,576  Johnson & Johnson                                    150,200
         1,317,291  King Pharmaceuticals, Inc.(1)                         20,260
         3,554,150  Merck & Co., Inc.                                     96,708
         4,448,648  Pfizer, Inc.                                         111,083
                                                                 ---------------
                                                                         442,909
                                                                 ---------------
REAL ESTATE - 3.0%
           535,422  Apartment Investment and
                    Management Co.                                        20,764
         1,843,928  CBL & Associates
                    Properties, Inc.(2)                                   75,583
           521,593  Colonial Properties Trust(2)                          23,200
           471,925  Crescent Real Estate
                    Equities Co.(2)                                        9,679
            88,419  Lexington Corporate
                    Properties Trust                                       2,082
           449,472  Trizec Properties Inc.(2)                             10,365
           316,362  Trustreet Properties, Inc.(2)                          4,951
                                                                 ---------------
                                                                         146,624
                                                                 ---------------
ROAD & RAIL - 0.7%
           183,400  Burlington Northern
                    Santa Fe Corp.                                        10,968

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
           104,700  CSX Corporation                                        4,866
           190,600  Norfolk Southern Corp.                                 7,731
           126,600  Union Pacific Corp.                                    9,077
                                                                 ---------------
                                                                          32,642
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 3.7%
         7,369,296  Intel Corp.                                          181,653
                                                                 ---------------
SOFTWARE - 1.9%
         3,721,197  Microsoft Corporation                                 95,746
                                                                 ---------------
SPECIALTY RETAIL - 0.8%
            59,647  American Eagle Outfitters, Inc.                        1,403
           472,865  Barnes & Noble Inc.(2)                                17,828
           468,714  Charming Shoppes, Inc.(1)(2)                           5,001
           223,132  Movie Gallery Inc.(2)                                  2,318
           413,462  Payless ShoeSource, Inc.(1)(2)                         7,194
           301,806  Sonic Automotive, Inc.(2)                              6,706
                                                                 ---------------
                                                                          40,450
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.0%
           103,222  Fremont General Corp.(2)                               2,253
         2,438,562  Washington Mutual, Inc.(2)                            95,641
                                                                 ---------------
                                                                          97,894
                                                                 ---------------
TOBACCO - 0.3%
           167,943  Reynolds American Inc.(2)                             13,943
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.0%
           512,361  ALLTEL Corp.                                          33,359
           719,033  Sprint Nextel Corp.                                   17,099
                                                                 ---------------
                                                                          50,458
                                                                 ---------------
TOTAL COMMON STOCKS                                                    4,936,883
(Cost $4,261,858)                                                ---------------

CONVERTIBLE PREFERRED STOCKS - 0.1%
           172,300  Ford Motor Company Capital
                    Trust II, 6.50%, 1/15/32(2)                            6,280
                                                                 ---------------
(Cost $8,615)

TEMPORARY CASH INVESTMENTS - 0.3%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 6.875%, 8/15/25, valued at
$12,859), in a joint trading account at 3.22%,
dated 9/30/05, due 10/3/05
(Delivery value $12,603)                                                  12,600
                                                                 ---------------
(Cost $12,600)

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
                           ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
COLLATERAL RECEIVED
FOR SECURITIES LENDING(4) - 7.1%
REPURCHASE AGREEMENTS
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S Government Agency
obligations in a pooled account at the lending
agent), 3.88%, dated 9/30/05, due 10/3/05
(Delivery value $48,443)                                                  48,428
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations in
a pooled account at the lending agent), 3.94%,
dated 9/30/05, due 10/3/05
(Delivery value $305,100)                                                305,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                   353,428
(Cost $353,428)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 107.0%                                   5,309,191
                                                                 ---------------
(Cost $4,636,501)

OTHER ASSETS AND LIABILITIES - (7.0)%                                  (348,524)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $    4,960,667
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2005. The aggregate value of securities on loan at September 30, 2005, was $350,862.
(3) Industry is less than 0.05% of net assets.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
                                                                ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $   4,664,277
                                                                 ===============
Gross tax appreciation of investments                             $     788,503
Gross tax depreciation of investments                                  (143,589)
                                                                 ---------------
Net tax appreciation of investments                               $     644,914
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SMALL COMPANY FUND
SEPTEMBER 30, 2005

[american century investments logo and text logo]

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
AEROSPACE & DEFENSE - 0.6%
             4,869  Alliant Techsystems Inc.(1)                   $          363
            40,682  Esterline Technologies Corp.(1)                        1,541
            10,970  Kaman Corp. Cl A                                         224
           284,479  Teledyne Technologies Inc.(1)                          9,807
                                                                 ---------------
                                                                          11,935
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.2%
           105,050  Forward Air Corp.                                      3,870
                                                                 ---------------
AIRLINES - 0.4%
           109,640  Frontier Airlines, Inc.(1)                             1,072
            96,531  Mesa Air Group, Inc.(1)                                  796
           191,592  SkyWest, Inc.                                          5,139
                                                                 ---------------
                                                                           7,007
                                                                 ---------------
AUTO COMPONENTS - 2.0%
            20,526  Aftermarket Technology Corp.(1)                          377
         1,201,775  Goodyear Tire & Rubber Co.
                    (The)(1)                                              18,736
            93,671  Shiloh Industries Inc.(1)                              1,254
            20,520  Stoneridge Inc.(1)                                       169
           605,838  TRW Automotive Holdings Corp.(1)                      17,775
                                                                 ---------------
                                                                          38,311
                                                                 ---------------
BIOTECHNOLOGY - 0.6%
           138,881  Albany Molecular Research, Inc.(1)                     1,692
           230,388  Alkermes Inc.(1)                                       3,871
           198,535  Applera Corporation-Applied
                    Biosystems Group                                       4,613
            18,138  Kendle International Inc.(1)                             510
             5,298  Techne Corp.(1)                                          302
                                                                 ---------------
                                                                          10,988
                                                                 ---------------
BUILDING PRODUCTS - 1.8%
           488,088  USG Corp.(1)                                          33,541
                                                                 ---------------
CAPITAL MARKETS(2)
            26,586  Calamos Asset Management, Inc.
                    Cl A                                                     656
                                                                 ---------------
CHEMICALS - 1.5%
           269,284  FMC Corp.(1)                                          15,408
           106,016  Pioneer Companies Inc.(1)                              2,551
         1,690,029  Terra Industries Inc.(1)                              11,239
                                                                 ---------------
                                                                          29,198
                                                                 ---------------
COMMERCIAL BANKS - 4.6%
            28,242  Bancfirst Corp.                                        2,401
           372,998  Bank of Hawaii Corporation                            18,359

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
            37,793  BOK Financial Corp.                                    1,820
            68,146  Center Financial Corp.                                 1,601
            76,784  City Holding Company                                   2,746
           236,526  City National Corp.                                   16,578
           133,282  Commerce Bancshares, Inc.                              6,861
            12,022  Community Trust Bancorp Inc.                             387
            52,788  Cullen/Frost Bankers, Inc.                             2,605
           688,020  First Bancorp (Puerto Rico)                           11,641
            15,276  First Citizens BancShares, Inc.                        2,607
            12,895  First Regional Bancorp(1)                              1,016
             6,720  First Republic Bank                                      237
            48,335  International Bancshares Corp.                         1,436
            40,383  Old Second Bancorp Inc.                                1,205
            80,982  Pacific Capital Bancorp                                2,696
            23,850  Southwest Bancorp Inc.                                   524
            19,357  Taylor Capital Group Inc.                                732
           165,588  Westcorp                                               9,753
            36,058  Wilmington Trust Corporation                           1,314
            51,253  Wilshire Bancorp, Inc.                                   784
                                                                 ---------------
                                                                          87,303
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.7%
           595,306  Administaff, Inc.                                     23,656
             7,254  Barrett Business Services Inc.(1)                        166
           240,561  Clean Harbors Inc.(1)                                  8,167
            32,852  CompX International Inc.                                 539
            71,286  Consolidated Graphics Inc.(1)                          3,069
            30,573  Deluxe Corp.                                           1,228
            94,068  Geo Group Inc. (The)(1)                                2,493
           384,370  John H. Harland Company                               17,066
           350,331  PHH Corp.(1)                                           9,620
            16,592  Pico Holdings Inc.(1)                                    583
            11,163  Waste Connections, Inc.(1)                               392
            80,550  West Corp.(1)                                          3,012
                                                                 ---------------
                                                                          69,991
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.1%
           486,014  Comtech Telecommunications
                    Corp.(1)                                              20,155
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.1%
            23,514  Ampex Corp. Cl A(1)                                      699
           271,778  Emulex Corp.(1)                                        5,493
           168,966  Imation Corporation                                    7,244
           355,319  Intergraph Corp.(1)                                   15,886
           415,576  Komag, Inc.(1)                                        13,282
         1,316,455  Western Digital Corp.(1)                              17,021
                                                                 ---------------
                                                                          59,625
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.6%
           249,442  McDermott International, Inc.(1)                       9,131
            75,880  Michael Baker Corp.(1)                                 1,977

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
            47,015  Perini Corp.(1)                                          856
                                                                 ---------------
                                                                          11,964
                                                                 ---------------
CONSUMER FINANCE - 0.9%
            14,894  ACE Cash Express Inc.(1)                                 291
         1,118,240  Metris Companies Inc.(1)                              16,360
            15,471  WFS Financial Inc.(1)                                  1,039
                                                                 ---------------
                                                                          17,690
                                                                 ---------------
CONTAINERS & PACKAGING - 1.9%
           649,944  Crown Holdings Inc.(1)                                10,360
           254,770  Greif, Inc. Cl A                                      15,312
           308,260  Silgan Holdings Inc.                                  10,253
                                                                 ---------------
                                                                          35,925
                                                                 ---------------
DISTRIBUTORS - 1.0%
           204,405  Building Material Holding Corp.                       19,048
            34,788  Earle M. Jorgensen Co.(1)                                332
                                                                 ---------------
                                                                          19,380
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.7%
            82,741  Alderwoods Group Inc.(1)                               1,355
            11,677  Escala Group Inc.(1)                                     194
           350,118  Sotheby's Holdings Cl A(1)                             5,855
           148,557  Vertrue Inc.(1)                                        5,400
                                                                 ---------------
                                                                          12,804
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.3%
           236,196  Nasdaq Stock Market, Inc.
                    (The)(1)                                               5,988
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.2%
           190,400  Cincinnati Bell Inc.(1)                                  840
            88,283  Commonwealth Telephone
                    Enterprises, Inc.                                      3,328
         1,091,362  Premiere Global Services Inc.(1)                       8,927
           546,410  Talk America Holdings Inc.(1)                          5,153
           274,167  Valor Communications Group, Inc.                       3,737
                                                                 ---------------
                                                                          21,985
                                                                 ---------------
ELECTRIC UTILITIES - 0.7%
           410,125  Allegheny Energy, Inc.(1)                             12,599
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 4.5%
           641,009  Agilysys Inc.                                         10,795
           190,675  Amphenol Corp. Cl A                                    7,692
           655,148  Arrow Electronics, Inc.(1)                            20,545
           362,818  Avnet Inc.(1)                                          8,871
            29,448  Coherent, Inc.(1)                                        862
           238,667  Gerber Scientific, Inc.(1)                             1,871

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
           494,691  Itron Inc.(1)                                         22,587
            42,471  LoJack Corp.(1)                                          898
           252,548  MTS Systems Corp.                                      9,539
           122,938  Tessco Technologies Inc.(1)                            1,608
                                                                 ---------------
                                                                          85,268
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.1%
            27,312  Cal Dive International Inc.(1)                         1,732
           139,859  Core Laboratories N.V.(1)                              4,512
            49,219  Lone Star Technologies, Inc.(1)                        2,736
            76,356  Offshore Logistics, Inc.(1)                            2,825
            83,501  SEACOR Holdings Inc.(1)                                6,061
           616,141  Veritas DGC Inc.(1)                                   22,563
                                                                 ---------------
                                                                          40,429
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.5%
           576,973  Longs Drug Stores Corp.                               24,746
           415,049  Nash Finch Co.                                        17,511
           193,342  Performance Food Group Co.(1)                          6,102
                                                                 ---------------
                                                                          48,359
                                                                 ---------------
FOOD PRODUCTS - 2.3%
           337,180  Chiquita Brands International Inc.                     9,424
           180,184  M&F Worldwide Corp.(1)                                 2,802
           553,443  Pilgrim's Pride Corp.                                 20,145
             8,587  Seaboard Corp.                                        11,790
                                                                 ---------------
                                                                          44,161
                                                                 ---------------
GAS UTILITIES - 3.4%
           707,153  Energen Corp.                                         30,591
           113,620  NICOR Inc.                                             4,775
         1,037,355  UGI Corp.                                             29,202
                                                                 ---------------
                                                                          64,568
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.3%
           248,303  Conmed Corp.(1)                                        6,923
           510,012  Dade Behring Holdings Inc.                            18,696
            43,614  Dentsply International Inc.                            2,356
           206,857  Edwards Lifesciences
                    Corporation(1)                                         9,187
           349,941  Haemonetics Corporation(1)                            16,633
               485  Hologic, Inc.(1)                                          28
            26,105  Kinetic Concepts Inc.(1)                               1,483
           174,294  Mettler-Toledo
                    International, Inc.(1)                                 8,886
           209,944  Millipore Corp.(1)                                    13,203
           176,535  Nutraceutical
                    International Corp.(1)                                 2,510
           165,900  Respironics, Inc.(1)                                   6,998
           326,333  SurModics Inc.(1)                                     12,626
            18,571  Sybron Dental Specialties Inc.(1)                        772

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
            35,420  Vital Signs Inc.                                       1,633
                                                                 ---------------
                                                                         101,934
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.9%
           366,110  Alliance Imaging Inc.(1)                               3,130
           269,330  Beverly Enterprises Inc.(1)                            3,299
           395,765  Genesis HealthCare Corp.(1)                           15,958
           224,410  HealthTronics Inc.(1)                                  2,235
           525,800  Kindred Healthcare Inc.(1)                            15,670
            90,116  Life Sciences Research, Inc.(1)                        1,363
           170,163  LifePoint Hospitals Inc.(1)                            7,441
           438,197  Magellan Health Services Inc.(1)                      15,403
             8,791  Medcath Corp.(1)                                         209
           384,249  Owens & Minor Inc.                                    11,278
           407,331  Per-Se Technologies Inc.(1)                            8,415
           209,939  PRA International(1)                                   6,363
           257,359  TriZetto Group, Inc. (The)(1)                          3,634
            10,587  U.S. Physical Therapy Inc.(1)                            192
                                                                 ---------------
                                                                          94,590
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.0%
            12,166  Ambassadors Group Inc.                                   271
            64,023  Bluegreen Corp.(1)                                     1,130
            77,724  Dave & Buster's Inc.(1)                                1,038
           202,907  Domino's Pizza Inc.                                    4,732
           395,745  Jack in the Box Inc.(1)                               11,836
           197,686  Luby's Inc.(1)                                         2,582
           140,898  Main Street Restaurant
                    Group Inc.(1)                                            775
           125,957  Papa John's International Inc.(1)                      6,313
           356,800  Vail Resorts Inc.(1)                                  10,258
                                                                 ---------------
                                                                          38,935
                                                                 ---------------
HOUSEHOLD DURABLES - 3.2%
           491,811  Blount International Inc.(1)                           8,676
            43,384  NVR, Inc.(1)                                          38,392
           193,739  Stanley Works (The)                                    9,044
            36,475  William Lyon Homes Inc.(1)                             5,661
                                                                 ---------------
                                                                          61,773
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.2%
            66,206  Energizer Holdings Inc.(1)                             3,754
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.0%
           272,465  Teleflex Inc.                                         19,209
                                                                 ---------------
INSURANCE - 5.2%
           472,471  American Financial Group, Inc.                        16,031
            11,097  Arch Capital Group Ltd.(1)                               550
           253,583  Axis Capital Holdings Limited                          7,230
           590,497  Conseco Inc.(1)                                       12,465
           560,762  Endurance Specialty Holdings Ltd.                     19,129

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
            85,548  First American
                    Financial Corp. (The)                                  3,907
            39,892  Max Re Capital Ltd.                                      989
           123,938  Platinum Underwriters Holdings                         3,705
           274,779  Protective Life Corporation                           11,315
           133,629  Safety Insurance Group, Inc.                           4,756
           301,554  Zenith National Insurance Corp.                       18,904
                                                                 ---------------
                                                                          98,981
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.2%
           221,312  PetMed Express Inc.(1)                                 2,292
            23,101  Sportsman's Guide Inc. (The)(1)                          631
                                                                 ---------------
                                                                           2,923
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.1%
         2,022,188  Earthlink Inc.(1)                                     21,637
                                                                 ---------------
IT SERVICES - 0.8%
            33,810  Alliance Data Systems Corp.(1)                         1,324
           143,480  Global Payments Inc.                                  11,151
            28,514  Mantech International Corp.
                    Cl A(1)                                                  753
           146,747  SYKES Enterprises Inc.(1)                              1,746
                                                                 ---------------
                                                                          14,974
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.0%
            30,763  Hasbro, Inc.                                             604
           933,129  Jakks Pacific Inc.(1)                                 15,145
            94,445  Steinway Musical Instruments(1)                        2,489
                                                                 ---------------
                                                                          18,238
                                                                 ---------------
MACHINERY - 3.3%
            10,119  Badger Meter Inc.                                        398
            17,877  CIRCOR International Inc.                                491
           256,236  Commercial Vehicle Group Inc.(1)                       5,366
           245,176  Cummins Inc.                                          21,572
           237,118  Flow International Corp.(1)                            1,831
            22,058  Gardner Denver Inc.(1)                                   984
           373,050  JLG Industries Inc.                                   13,649
           170,201  Kennametal Inc.                                        8,347
           224,047  Navistar International Corp.(1)                        7,266
            30,689  Sun Hydraulics Corp.                                     746
            60,103  Toro Co. (The)                                         2,209
                                                                 ---------------
                                                                          62,859
                                                                 ---------------
MARINE - 0.2%
            75,901  Kirby Corporation(1)                                   3,752
                                                                 ---------------
MEDIA - 2.4%
            31,025  Arbitron Inc.                                          1,236
           561,120  DreamWorks Animation
                    SKG Inc.(1)                                           15,521

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
             6,126  Image Entertainment, Inc.(1)                              26
           367,488  Insight Communications Co. Inc.
                    Cl A(1)                                                4,274
             3,793  John Wiley & Sons Inc. Cl A                              158
           135,738  Lodgenet Entertainment Corp.(1)                        1,999
           123,231  Playboy Enterprises Inc. Cl B(1)                       1,738
           301,549  R.H. Donnelley Corp.(1)                               19,075
            26,694  Scholastic Corp.(1)                                      987
           116,074  Sinclair Broadcast Group, Inc. Cl A                    1,030
                                                                 ---------------
                                                                          46,044
                                                                 ---------------
METALS & MINING - 3.2%
           180,863  AK Steel Holding Corp.(1)                              1,550
           165,395  Carpenter Technology                                   9,694
            65,564  Chaparral Steel Co.(1)                                 1,654
           636,974  Metal Management Inc.                                 16,147
           429,783  Quanex Corporation                                    28,461
            71,970  Reliance Steel &
                    Aluminum Company                                       3,809
            35,296  Royal Gold, Inc.                                         948
                                                                 ---------------
                                                                          62,263
                                                                 ---------------
MULTI-UTILITIES - 0.1%
            37,121  NorthWestern Corp.                                     1,121
                                                                 ---------------
MULTILINE RETAIL - 0.3%
           216,434  ShopKo Stores, Inc.(1)                                 5,523
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.0%
           295,291  Cabot Oil & Gas Corp.                                 14,916
           451,783  Forest Oil Corporation(1)                             23,539
           476,018  Frontier Oil Corp.                                    21,112
           635,635  Harvest Natural Resources Inc.(1)                      6,820
           173,875  Remington Oil & Gas Corp.(1)                           7,216
            24,105  Swift Energy Co.(1)                                    1,103
           141,292  Tesoro Petroleum Corp.                                 9,500
           674,643  TransMontaigne Inc.(1)                                 5,390
           126,815  Vintage Petroleum Inc.                                 5,790
                                                                 ---------------
                                                                          95,386
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.5%
           176,254  Potlatch Corp.                                         9,186
                                                                 ---------------
PERSONAL PRODUCTS - 0.7%
           360,902  Chattem, Inc.(1)                                      12,812
                                                                 ---------------
PHARMACEUTICALS - 1.9%
            71,904  Alpharma Inc.                                          1,788
           201,007  CNS Inc.                                               5,240
         1,242,122  King Pharmaceuticals, Inc.(1)                         19,104
            31,349  Kos Pharmaceuticals, Inc.(1)                           2,098

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
           196,857  Watson Pharmaceuticals, Inc.(1)                        7,207
                                                                 ---------------
                                                                          35,437
                                                                 ---------------
REAL ESTATE - 3.0%
            31,866  American Campus
                    Communities Inc.                                         765
           162,600  Boykin Lodging Co.(1)                                  2,019
           460,708  CBL & Associates Properties, Inc.                     18,885
            20,124  Equity Lifestyle Properties, Inc.                        906
            44,120  FelCor Lodging Trust Inc.(1)                             668
           549,650  Innkeepers USA Trust                                   8,492
            18,591  Mack-Cali Realty Corp.                                   835
           345,018  MeriStar Hospitality Corp.(1)                          3,150
           167,493  Mission West Properties                                1,682
             7,298  One Liberty Properties, Inc.                             145
           898,058  Trizec Properties Inc.                                20,710
                                                                 ---------------
                                                                          58,257
                                                                 ---------------
ROAD & RAIL - 1.3%
            77,069  Arkansas Best Corporation                              2,687
           196,839  Heartland Express, Inc.                                4,004
           283,354  Kansas City Southern
                    Industries, Inc.(1)                                    6,605
           173,228  Knight Transportation Inc.                             4,220
           200,414  Landstar System, Inc.                                  8,022
                                                                 ---------------
                                                                          25,538
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.3%
           115,095  Cymer, Inc.(1)                                         3,605
             3,328  Lam Research Corp.(1)                                    101
           142,407  Photronics Inc.(1)                                     2,763
                                                                 ---------------
                                                                           6,469
                                                                 ---------------
SOFTWARE - 1.3%
            36,661  Ansoft Corp.(1)                                        1,067
            63,062  CCC Information
                    Services Group(1)                                      1,648
            59,936  DocuCorporation
                    International Inc.(1)                                    411
         2,725,182  Parametric Technology Corp.(1)                        18,994
            82,222  Progress Software Corp.(1)                             2,612
             8,467  SPSS Inc.(1)                                             203
                                                                 ---------------
                                                                          24,935
                                                                 ---------------
SPECIALTY RETAIL - 4.3%
           350,957  Barnes & Noble Inc.                                   13,231
           493,645  Charming Shoppes, Inc.(1)                              5,267
           482,653  Children's Place Retail
                    Stores, Inc. (The)(1)                                 17,201
           208,481  CSK Auto Corp.(1)                                      3,102
           334,321  Genesco Inc.(1)                                       12,450
           720,934  Movie Gallery Inc.                                     7,491
           288,947  Pantry Inc. (The)(1)                                  10,798
           647,922  Payless ShoeSource, Inc.(1)                           11,274
            21,653  Rent-A-Center Inc.(1)                                    418

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
           219,591  Trans World
                    Entertainment Corp.(1)                                 1,733
                                                                 ---------------
                                                                          82,965
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
           303,015  K-Swiss Inc. Cl A                                      8,959
            31,573  Steven Madden Ltd.(1)                                    724
            42,103  Unifirst Corporation                                   1,477
                                                                 ---------------
                                                                          11,160
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.2%
            21,121  Anchor BanCorp Wisconsin Inc.                            623
             9,716  Capital Crossing Bank(1)                                 338
           150,487  Corus Bankshares Inc.                                  8,251
           395,109  Downey Financial Corp.                                24,061
           162,548  FirstFed Financial Corp.(1)                            8,747
                                                                 ---------------
                                                                          42,020
                                                                 ---------------
TOBACCO - 0.8%
           404,701  Loews Corp. - Carolina Group                          16,038
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.5%
           573,285  Applied Industrial
                    Technologies Inc.                                     20,570
           244,596  WESCO International Inc.(1)                            8,284
                                                                 ---------------
                                                                          28,854
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,901,267
(Cost $1,636,596)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.3%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various U.S.
Treasury obligations, 4.75%, 5/15/14, valued at
$6,021), in a joint trading account at 3.20%,
dated 9/30/05, due 10/3/05
(Delivery value $5,902)                                                    5,900
                                                                 ---------------
(Cost $5,900)

TOTAL INVESTMENT SECURITIES - 99.8%                                    1,907,167
                                                                 ---------------
(Cost $1,642,496)

OTHER ASSETS AND LIABILITIES - 0.2%                                        4,575
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $    1,911,742
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Industry is less than 0.05% of net assets.

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
                                                                ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $  1,645,178
                                                                 ===============
Gross tax appreciation of investments                              $    317,309
Gross tax depreciation of investments                                   (55,320)
                                                                 ---------------
Net tax appreciation of investments                                $    261,989
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. AFFILIATED COMPANY TRANSACTIONS (SHARES IN FULL)

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended September 30, 2005 follows:

                                                                               SEPTEMBER 30, 2005
                           BALANCE    PURCHASE   SALES    REALIZED   DIVIDEND   SHARE     MARKET
COMPANY                    12/31/04   COST       COST     GAIN       INCOME     BALANCE   VALUE
Olympic Steel Inc.(1)(2)   503,884       -       $8,453   $2,233        -          -      $ -

(1) Non-income producing.
(2) Issuer was not an affiliate at September 30, 2005.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GLOBAL GOLD FUND
SEPTEMBER 30, 2005

[american century investments logo and text logo]

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & WARRANTS* - 99.8%
AUSTRALIA - 11.7%
         2,500,000  Croesus Mining NL                              $     676,719
           618,600  Equigold NL                                          660,356
           154,650  Equigold NL Warrants(1)                               34,197
           479,749  GRD Ltd.                                           1,027,922
           974,202  Kingsgate Consolidated Ltd.                        2,763,324
        12,523,773  Lihir Gold Limited(1)                             18,334,804
         2,496,262  Newcrest Mining Limited                           39,933,326
             3,333  Nickel Australia Ltd.(1)                                 369
        15,950,400  Oxiana Ltd.(1)                                    16,297,321
           677,711  Resolute Mining Limited(1)                           754,462
         1,200,000  Sino Gold Ltd.(1)                                  2,086,200
                                                                 ---------------
                                                                      82,569,000
                                                                 ---------------
CANADA - 51.2%
           201,888  Agnico-Eagle Mines Ltd.                            2,993,572
         1,076,700  Agnico-Eagle Mines Ltd.
                    New York Shares                                   15,945,927
         1,255,000  Apollo Gold Corporation(1)                           367,212
           191,600  Arizona Star Resource Corp.(1)                       758,485
           664,800  Aurizon Mines Ltd.(1)                                846,733
         2,318,316  Barrick Gold Corp.                                67,347,081
         5,597,350  Bema Gold Corp.(1)                                15,029,029
         4,005,000  Cambior, Inc.(1)                                   8,478,744
         2,931,500  Crystallex International
                    Corporation Special Warrants(1)                    4,616,734
         1,100,000  Crystallex International
                    Corporation Warrants(1)                                    -
         3,747,300  Eldorado Gold Corporation(1)                      13,254,219
           150,700  European Goldfields Ltd.(1)                          242,521
           489,200  Gammon Lake Resources Inc.(1)                      4,003,693
         1,435,300  Glamis Gold Ltd.(1)                               31,497,547
           323,600  Gold Reserve Inc.(1)                                 744,280
         2,641,675  Goldcorp Inc.                                     52,969,904
            30,000  Goldcorp Inc. New York Shares                        601,200
           650,000  Goldcorp Inc. Warrants(1)                          2,338,210
         1,511,700  Golden Star Resources Ltd.(1)                      5,008,645
           125,000  Golden Star Resources Ltd.
                    Warrants(1)                                          146,299
           660,000  Great Basin Gold Ltd.(1)                             641,824
         1,750,000  Guinor Gold Corp.(1)                               2,078,313
           822,000  High River Gold Mines Ltd.(1)                      1,039,880
         2,140,100  IAMGOLD Corporation                               15,710,028
           552,700  International Minerals Corp.(1)                    1,983,441
           240,000  Ivanhoe Mines Ltd.(1)                              2,024,096
         3,334,829  Kinross Gold Corp.(1)                             25,628,242
           479,757  Kinross Gold Corp.
                    New York Shares(1)                                 3,684,534
           154,600  Kirkland Lake Gold Inc.(1)                           532,186
           564,600  Minefinders Corporation Ltd.(1)                    2,745,258
         3,200,000  Miramar Mining Corp.(1)                            5,012,048
         1,502,800  Nevsun Resources Ltd.(1)                           3,181,487
         2,000,000  North American Tungsten Corp.(1)                   1,979,346
           644,300  Northern Orion Resources Inc.(1)                   1,890,760
           687,500  Northern Orion Resources Inc.
                    Warrants(1)                                          958,477
         1,661,500  Northgate Exploration Ltd.(1)                      2,244,884
           814,100  Novagold Resources Inc.(1)                         6,520,941
         2,602,216  Placer Dome Inc.                                  44,628,004
         1,100,000  Rio Narcea Gold Mines, Ltd.(1)                     1,533,563
           500,000  SouthernEra Diamonds Inc.(1)                         172,117

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           378,500  Southwestern Resources Corp.(1)                    3,462,526
         1,304,300  Wolfden Resources Inc.(1)                          2,525,538
           525,700  Yamana Gold Inc.(1)                                2,289,193
                                                                 ---------------
                                                                     359,656,721
                                                                 ---------------
SOUTH AFRICA - 16.0%
           574,402  AngloGold Ashanti Limited                         24,371,877
           242,276  AngloGold Ashanti Limited ADR                     10,279,771
         1,146,050  DRDGOLD Limited(1)                                 1,593,009
           786,900  DRDGOLD Limited ADR                                1,093,791
         2,144,934  Gold Fields Limited                               31,165,891
           435,100  Gold Fields Limited ADR                            6,322,003
         2,223,950  Harmony Gold Mining Co.
                    Limited(1)                                        24,330,013
           897,400  Harmony Gold Mining Co.
                    Limited ADR(1)                                     9,817,556
           897,362  Western Areas Limited(1)                           3,614,865
                                                                 ---------------
                                                                     112,588,776
                                                                 ---------------
UNITED KINGDOM - 1.5%
           165,200  Celtic Resources Holdings plc(1)                     586,564
           750,000  Oriel Resources plc(1)                               419,600
           582,600  Randgold Resources
                    Limited ADR(1)                                     9,158,479
                                                                 ---------------
                                                                      10,164,643
                                                                 ---------------
UNITED STATES - 19.4%
         3,229,700  Coeur d'Alene Mines
                    Corporation(1)                                    13,661,631
           169,700  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                    8,245,723
           692,400  Meridian Gold Inc.(1)                             15,105,284
           852,100  Meridian Gold Inc.
                    New York Shares(1)                                18,669,512
         1,555,314  Newmont Mining Corporation                        73,364,161
           281,400  Royal Gold, Inc.                                   7,561,218
                                                                 ---------------
                                                                     136,607,529
                                                                 ---------------
TOTAL COMMON STOCKS & WARRANTS                                       701,586,669
(Cost $378,843,204)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.3%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 6.875%, 8/15/25, valued at
$2,347,341), in a joint trading account at 3.22%,
dated 9/30/05, due 10/3/05
(Delivery value $2,300,617)                                            2,300,000
                                                                 ---------------
(Cost $2,300,000)

TOTAL INVESTMENT SECURITIES - 100.1%                                 703,886,669
                                                                 ---------------
(Cost $381,143,204)

OTHER ASSETS AND LIABILITIES - (0.1)%                                  (429,170)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 703,457,499
                                                                 ===============

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
* The securities are listed under their country of incorporation, which may differ from the country where they have their greatest economic exposure.
(1) Non-income producing.

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 391,645,225
                                                                 ===============
Gross tax appreciation of investments                             $ 331,094,357
Gross tax depreciation of investments                               (18,852,913)
                                                                 ---------------
Net tax appreciation of investments                               $ 312,241,444
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. FAIR VALUED

A fair valued security is one which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of
Trustees. The aggregate value of fair valued securities as of September 30,
2005, was $81,460,790, which is 11.6% of net assets.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
UTILITIES FUND
SEPTEMBER 30, 2005

[american century investments logo and text logo]

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.3%
COMMUNICATIONS EQUIPMENT - 0.9%
           189,700  Nokia Oyj ADR                                  $   3,207,827
                                                                 ---------------
ELECTRIC UTILITIES - 23.9%
           189,740  American Electric Power                            7,532,678
            30,900  Cinergy Corp.                                      1,372,269
            71,200  DPL Inc.                                           1,979,360
            22,200  E.On AG ADR                                          682,650
            47,800  E.On AG ORD                                        4,388,774
           233,600  Edison International                              11,044,608
             1,000  Enel SpA ADR                                          42,910
           264,400  Enel SpA ORD                                       2,277,362
            80,700  Entergy Corp.                                      5,997,624
           193,400  Exelon Corporation                                10,335,296
           141,000  FirstEnergy Corp.                                  7,348,920
           141,900  FPL Group, Inc.                                    6,754,440
           208,300  Korea Electric Power Corp. ADR                     3,688,993
            65,900  Pepco Holdings, Inc.                               1,533,493
            89,800  Pinnacle West Capital Corp.                        3,958,384
           272,200  PPL Corporation                                    8,800,226
             2,700  Scottish Power plc ADR                               108,648
           329,200  Scottish Power plc ORD                             3,315,176
           144,900  Southern Co.                                       5,181,624
                                                                 ---------------
                                                                      86,343,435
                                                                 ---------------
GAS UTILITIES - 10.7%
            91,800  Atmos Energy Corp.                                 2,593,350
           168,400  Energen Corp.                                      7,284,984
            90,300  National Fuel Gas Co.                              3,088,260
            71,500  NICOR Inc.                                         3,005,145
           194,200  ONEOK, Inc.                                        6,606,684
            96,200  Questar Corp.                                      8,477,144
           264,200  UGI Corp.                                          7,437,230
                                                                 ---------------
                                                                      38,492,797
                                                                 ---------------
INDEPENDENT POWER PRODUCERS
& ENERGY TRADERS - 12.0%
           305,600  AES Corporation (The)(1)                           5,021,008
            61,300  Black Hills Corp.                                  2,658,581
           218,200  Constellation Energy Group Inc.                   13,441,120
           274,700  Duke Energy Corp.                                  8,012,999
           124,400  TXU Corp.                                         14,042,272
                                                                 ---------------
                                                                      43,175,980
                                                                 ---------------
INTEGRATED TELECOMMUNICATION
SERVICES - 13.2%
           152,090  AT&T Corp.                                         3,011,382
           130,400  BCE Inc.                                           3,578,176
           139,100  BellSouth Corp.                                    3,658,330
            76,600  CenturyTel Inc.                                    2,679,468
           130,000  Citizens Communications
                    Company                                            1,761,500
            43,200  Commonwealth Telephone
                    Enterprise Inc.                                    1,628,640
           168,700  Deutsche Telekom AG ADR                            3,077,088
           101,200  MCI Inc.                                           2,567,444

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           131,900  Philippine Long Distance
                    Telephone ADR                                      4,016,355
           178,820  SBC Communications Inc.                            4,286,315
            47,900  Telecom Corp. of New
                    Zealand Ltd. ADR                                   1,609,440
             6,400  Telecom Italia SpA ADR                               208,640
           908,000  Telecom Italia SpA ORD                             2,950,561
           344,600  Telefonos de Mexico SA de CV
                    Series L ADR                                       7,329,643
           155,580  Verizon Communications                             5,085,910
                                                                 ---------------
                                                                      47,448,892
                                                                 ---------------
MULTI-UTILITIES - 22.0%
            47,000  Ameren Corp.                                       2,514,030
           139,800  CenterPoint Energy, Inc.                           2,078,826
           441,900  CMS Energy Corp. (1)                               7,269,255
            60,200  Consolidated Edison, Inc.                          2,922,710
            73,356  Dominion Resources Inc.                            6,318,886
            24,900  DTE Energy Company                                 1,141,914
           115,700  Energy East Corp.                                  2,914,483
           113,800  KeySpan Corporation                                4,185,564
             4,387  National Grid Transco plc ADR                        205,970
           378,048  National Grid Transco plc ORD                      3,540,632
           155,642  NSTAR                                              4,501,167
           127,600  OGE Energy Corp.                                   3,585,560
           332,600  PG&E Corp.                                        13,054,550
           116,300  PNM Resources Inc.                                 3,334,321
            62,900  Public Service Enterprise
                    Group Inc.                                         4,048,244
           309,500  Sempra Energy                                     14,565,069
           171,300  XCEL Energy Inc.                                   3,359,193
                                                                 ---------------
                                                                      79,540,374
                                                                 ---------------
OIL & GAS EXPLORATION & PRODUCTION - 1.2%
           107,400  Equitable Resources Inc.                           4,195,044
                                                                 ---------------
OIL & GAS REFINING & MARKETING - 1.0%
            30,800  Valero Energy Corp.                                3,482,248
                                                                 ---------------
OIL & GAS STORAGE & TRANSPORTATION - 4.7%
            59,700  Kinder Morgan, Inc.                                5,740,752
           175,200  TransCanada Corp.                                  5,352,360
           236,400  Williams Companies, Inc. (The)                     5,921,820
                                                                 ---------------
                                                                      17,014,932
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 8.7%
            86,300  ALLTEL Corp.                                       5,618,993
           253,800  America Movil SA de CV
                    Series L ADR                                       6,680,016
           164,400  China Mobile Hong Kong Ltd. ADR                    4,050,816
           547,042  Sprint Nextel Corp.                               13,008,659
            79,200  Vodafone Group plc ADR                             2,056,824
                                                                 ---------------
                                                                      31,415,308
                                                                 ---------------
TOTAL COMMON STOCKS                                                  354,316,837
(Cost $256,224,233)                                              ---------------

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 2.9%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.625%, 1/15/10,
valued at $10,712,820), in a joint trading
account at 3.15%, dated 9/30/05, due 10/3/05
(Delivery value $10,502,756)                                          10,500,000
                                                                 ---------------
(Cost $10,500,000)

TOTAL INVESTMENT SECURITIES - 101.2%                                 364,816,837
                                                                 ---------------
(Cost $266,724,233)

OTHER ASSETS AND LIABILITIES - (1.2)%                                (4,409,072)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 360,407,765
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $267,387,878
                                                                 ===============
Gross tax appreciation of investments                              $ 99,048,297
Gross tax depreciation of investments                                (1,619,338)
                                                                 ---------------
Net tax appreciation of investments                                $ 97,428,959
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LONG-SHORT EQUITY FUND
SEPTEMBER 30, 2005

[american century investments logo and text logo]

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS(1) - 98.4%
AUTO COMPONENTS - 7.0%
             6,375  Goodyear Tire & Rubber Co.
                    (The)(2)                                        $     99,386
             3,760  TRW Automotive Holdings Corp.(2)                     110,319
                                                                 ---------------
                                                                         209,705
                                                                 ---------------
AUTOMOBILES - 1.7%
             5,057  Ford Motor Company                                    49,862
                                                                 ---------------
BIOTECHNOLOGY - 1.3%
             2,335  Alkermes Inc.(2)                                      39,228
                                                                 ---------------
BUILDING PRODUCTS - 1.7%
               736  USG Corp.(2)                                          50,578
                                                                 ---------------
CAPITAL MARKETS - 1.1%
               828  Investment Technology
                    Group Inc.(2)                                         24,509
               153  Morgan Stanley                                         8,253
                                                                 ---------------
                                                                          32,762
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.8%
               837  Administaff, Inc.                                     33,262
               700  PHH Corp.(2)                                          19,222
                                                                 ---------------
                                                                          52,484
                                                                 ---------------
COMPUTERS & PERIPHERALS - 5.2%
             2,351  Emulex Corp.(2)                                       47,515
               507  Hewlett-Packard Co.                                   14,804
               136  Imation Corporation                                    5,830
               803  Intergraph Corp.(2)                                   35,902
               567  Komag, Inc.(2)                                        18,121
             2,679  Western Digital Corp.(2)                              34,639
                                                                 ---------------
                                                                         156,811
                                                                 ---------------
CONSUMER FINANCE - 0.3%
               173  CompuCredit Corp.(2)                                   7,685
                                                                 ---------------
CONTAINERS & PACKAGING - 5.0%
             1,145  Crown Holdings Inc.(2)                                18,251
               231  Greif, Inc. Cl A                                      13,883
             3,541  Silgan Holdings Inc.                                 117,774
                                                                 ---------------
                                                                         149,908
                                                                 ---------------
DISTRIBUTORS(3)
                15  Building Material Holding Corp.                        1,398
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
DIVERSIFIED - 4.9%
             1,197  Standard and Poor's 500
                    Depositary Receipt                                   147,087
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.3%
               426  Telewest Global Inc.(2)                                9,777
                                                                 ---------------
ELECTRIC UTILITIES - 0.9%
               834  Allegheny Energy, Inc.(2)                             25,620
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.9%
             1,040  Arrow Electronics, Inc.(2)                            32,614
               667  Itron Inc.(2)                                         30,455
             6,272  Solectron Corp.(2)                                    24,524
                                                                 ---------------
                                                                          87,593
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.2%
             1,007  Veritas DGC Inc.(2)                                   36,876
                                                                 ---------------
FOOD & STAPLES RETAILING - 5.0%
             2,213  Longs Drug Stores Corp.                               94,915
             1,519  Performance Food Group Co.(2)                         47,940
             1,859  Rite Aid Corp.(2)                                      7,213
                                                                 ---------------
                                                                         150,068
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
             1,027  Hospira Inc.(2)                                       42,076
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
               639  Beverly Enterprises Inc.(2)                            7,828
                                                                 ---------------
HOUSEHOLD DURABLES - 1.9%
                59  NVR, Inc.(2)                                          52,212
                39  William Lyon Homes Inc.(2)                             6,053
                                                                 ---------------
                                                                          58,265
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 1.5%
               938  AES Corporation (The)(2)                              15,411
               251  TXU Corp.                                             28,333
                                                                 ---------------
                                                                          43,744
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.2%
               524  Teleflex Inc.                                         36,942
                                                                 ---------------
INSURANCE - 16.1%
             3,326  American Financial Group, Inc.                       112,851
             1,093  Arch Capital Group Ltd.(2)                            54,202

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             2,317  Axis Capital Holdings Limited                         66,058
             4,043  Endurance Specialty Holdings Ltd.                    137,908
               315  Loews Corp.                                           29,109
               300  Nationwide Financial
                    Services Cl A                                         12,015
             1,112  Zenith National Insurance Corp.                       69,711
                                                                 ---------------
                                                                         481,854
                                                                 ---------------
IT SERVICES - 0.1%
                33  Global Payments Inc.                                   2,565
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.4%
               613  Hasbro, Inc.                                          12,045
                                                                 ---------------
MACHINERY - 1.8%
               181  Cummins Inc.                                          15,926
             1,193  Navistar International Corp.(2)                       38,689
                                                                 ---------------
                                                                          54,615
                                                                 ---------------
MEDIA - 3.6%
             2,067  Scholastic Corp.(2)                                   76,396
               916  Viacom, Inc. Cl B                                     30,237
                                                                 ---------------
                                                                         106,633
                                                                 ---------------
METALS & MINING - 5.4%
             1,165  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                       56,607
               448  Phelps Dodge Corp.                                    58,209
               691  Quanex Corporation                                    45,758
                                                                 ---------------
                                                                         160,574
                                                                 ---------------
MULTILINE RETAIL - 2.4%
               720  Neiman Marcus Group Inc. Cl A                         71,964
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 9.4%
             1,421  Kerr-McGee Corp.                                     137,994
             1,995  Marathon Oil Corp.                                   137,515
                87  Sunoco, Inc.                                           6,803
                                                                 ---------------
                                                                         282,312
                                                                 ---------------
PHARMACEUTICALS - 3.9%
             1,503  Alpharma Inc. Cl A                                    37,380
             5,147  King Pharmaceuticals, Inc.(2)                         79,160
                                                                 ---------------
                                                                         116,540
                                                                 ---------------
REAL ESTATE - 1.0%
               755  CBL & Associates Properties, Inc.                     30,947
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.2%
               516  Cymer, Inc.(2)                                        16,161
             1,870  LSI Logic Corp.(2)                                    18,420
                                                                 ---------------
                                                                          34,581
                                                                 ---------------
SOFTWARE - 2.0%
             1,609  BMC Software Inc.(2)                                  33,950
               701  Cadence Design Systems Inc.(2)                        11,328
                29  McAfee Inc.(2)                                           911
               679  Parametric Technology Corp.(2)                         4,733
               366  Sybase, Inc.(2)                                        8,572
                                                                 ---------------
                                                                          59,494
                                                                 ---------------
SPECIALTY RETAIL - 3.0%
             2,899  Charming Shoppes, Inc.(2)                             30,932
               818  Children's Place Retail Stores, Inc.
                    (The)(2)                                              29,154
                59  Guess?, Inc.(2)                                        1,264
             1,201  Payless ShoeSource, Inc.(2)                           20,897
               290  Sonic Automotive, Inc.                                 6,444
                                                                 ---------------
                                                                          88,691
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS(3)
                20  Polo Ralph Lauren Corp.                                1,006
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.2%
               602  Downey Financial Corp.                                36,662
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.3%
               494  Syniverse Holdings Inc.(2)                             7,608
                                                                 ---------------
TOTAL COMMON STOCKS                                                    2,944,388
(Cost $2,944,710)                                                ---------------

TEMPORARY CASH INVESTMENTS - 100.2%
        $3,000,000  FHLB Discount Notes, 3.18%,
                    10/3/05                                            2,999,470
                                                                 ---------------
(Cost $2,999,470)

TOTAL INVESTMENT SECURITIES - 198.6%                                   5,943,858
                                                                 ---------------
(Cost $5,944,180)

SECURITIES SOLD SHORT - (91.4)%                                      (2,734,356)
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - (7.2)%                                  (216,834)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   2,992,668
                                                                 ===============

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - (91.4)%
AEROSPACE & DEFENSE - (0.7)%
           (1,173)  Gencorp Inc.                                        (21,876)
                                                                 ---------------
AUTO COMPONENTS - (5.5)%
           (9,118)  Cooper Tire & Rubber                               (139,232)
           (1,524)  Gentex Corp.                                        (26,517)
                                                                 ---------------
                                                                       (165,749)
                                                                 ---------------
CAPITAL MARKETS - (1.7)%
           (3,611)  Janus Capital Group Inc.                            (52,179)
                                                                 ---------------
CHEMICALS - (3.9)%
           (1,776)  Cabot Corp.                                         (58,626)
             (506)  Georgia Gulf Corporation                            (12,185)
             (787)  Minerals Technologies Inc.                          (45,024)
                                                                 ---------------
                                                                       (115,835)
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - (0.1)%
             (132)  ABM Industries Inc.                                  (2,748)
                                                                 ---------------
CONSTRUCTION & ENGINEERING - (1.6)%
             (744)  Fluor Corp.                                         (47,899)
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - (1.0)%
           (1,624)  DeVry Inc.                                          (30,937)
                                                                 ---------------
ELECTRIC UTILITIES - (1.6)%
           (1,551)  IDACORP, Inc.                                       (46,732)
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - (2.5)%
           (1,347)  Cogent, Inc.                                        (31,991)
           (1,076)  Symbol Technologies, Inc.                           (10,416)
           (1,269)  Tektronix, Inc.                                     (32,017)
                                                                 ---------------
                                                                        (74,424)
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - (1.3)%
             (921)  FMC Technologies Inc.                               (38,783)
                                                                 ---------------
FOOD & STAPLES RETAILING - (0.5)%
             (435)  United Natural Foods Inc.                           (15,382)
                                                                 ---------------
FOOD PRODUCTS - (1.6)%
           (2,549)  Sara Lee Corp.                                      (48,304)
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - (1.9)%
             (138)  Arrow International Inc.                             (3,891)
           (1,153)  Hillenbrand Industries, Inc.                        (54,249)
                                                                 ---------------
                                                                        (58,140)
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - (5.1)%
           (1,814)  Centene Corp.                                       (45,405)
           (2,513)  IDX Systems Corp.                                  (108,511)
                                                                 ---------------
                                                                       (153,916)
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - (0.5)%
             (427)  Las Vegas Sands Corp.                               (14,053)
              (38)  Pinnacle Entertainment Inc.                            (696)
                                                                 ---------------
                                                                        (14,749)
                                                                 ---------------
HOUSEHOLD DURABLES - (0.1)%
             (146)  Leggett & Platt, Inc.                                (2,949)
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - (0.5)%
           (3,066)  Dynegy Inc. Cl A                                    (14,441)
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - (2.9)%
           (1,370)  Carlisle Companies Inc.                             (87,091)
                                                                 ---------------
INSURANCE - (10.3)%
           (1,545)  Montpelier Re Holdings Ltd.                         (38,393)
           (2,298)  Transatlantic Holdings Inc.                        (130,986)
             (230)  White Mountains Insurance
                    Group Ltd.                                         (138,920)
                                                                 ---------------
                                                                       (308,299)
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - (0.2)%
             (289)  aQuantive, Inc.                                      (5,818)
                                                                 ---------------
MACHINERY - (1.5)%
           (1,541)  Mueller Industries Inc.                             (42,794)
             (117)  Pall Corp.                                           (3,217)
                                                                 ---------------
                                                                        (46,011)
                                                                 ---------------
MEDIA - (2.3)%
           (2,173)  New York Times Co. (The) Cl A                       (64,647)
              (73)  Pixar                                                (3,249)
                                                                 ---------------
                                                                        (67,896)
                                                                 ---------------
METALS & MINING - (3.0)%
           (1,922)  Coeur d'Alene Mines Corporation                      (8,130)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           (2,081)  Oregon Steel Mills, Inc.                            (58,060)
             (561)  Titanium Metals Corp.                               (22,193)
                                                                 ---------------
                                                                        (88,383)
                                                                 ---------------
MULTILINE RETAIL - (1.5)%
             (708)  Family Dollar Stores, Inc.                          (14,068)
           (1,617)  Saks Inc.                                           (29,914)
                                                                 ---------------
                                                                        (43,982)
                                                                 ---------------
OFFICE ELECTRONICS - (3.4)%
           (2,566)  Zebra Technologies Corp. Cl A                      (100,305)
                                                                 ---------------
OFFICE MANAGEMENT - (0.6)%
             (549)  Cousins Properties Inc.                             (16,591)
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - (9.1)%
             (831)  Arch Coal Inc.                                      (56,092)
             (897)  Bill Barrett Corp.                                  (33,028)
           (1,556)  Bois d'Arc Energy Inc.                              (26,779)
             (867)  Kinder Morgan Management LLC                        (42,969)
             (458)  Massey Energy Co.                                   (23,390)
           (1,531)  Quicksilver Resources Inc.                          (73,166)
             (393)  Whiting Petroleum Corp.                             (17,229)
                                                                 ---------------
                                                                       (272,653)
                                                                 ---------------
PHARMACEUTICALS - (5.2)%
             (880)  Medicines Company                                   (20,248)
           (1,503)  MGI Pharma Inc.                                     (34,930)
           (1,717)  Nektar Therapeutics                                 (29,103)
           (2,690)  Par Pharmaceutical
                    Companies Inc.                                      (71,608)
                                                                 ---------------
                                                                       (155,889)
                                                                 ---------------
REAL ESTATE - (3.8)%
           (3,001)  Forest City Enterprises Cl A                       (114,338)
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - (1.6)%
           (1,688)  Amkor Technology Inc.                                (7,360)
           (2,525)  Applied Micro Circuits Corp.                         (7,575)
          (11,669)  Atmel Corp.                                         (24,038)
             (643)  Rambus Inc.                                          (7,780)
                                                                 ---------------
                                                                        (46,753)
                                                                 ---------------
SPECIALTY RETAIL - (7.5)%
           (1,776)  AnnTaylor Stores Corporation                        (47,153)
           (2,133)  Foot Locker, Inc.                                   (46,798)
             (580)  Linens 'n Things, Inc.                              (15,485)
           (2,795)  OfficeMax Inc.                                      (88,518)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           (2,370)  Pier 1 Imports, Inc.                                (26,710)
                                                                 ---------------
                                                                       (224,664)
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - (1.0)%
           (1,612)  Fossil Inc.                                         (29,322)
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - (7.0)%
           (3,191)  Brookline Bancorp, Inc.                             (50,482)
           (1,312)  Doral Financial Corp.                               (17,147)
             (996)  Fannie Mae                                          (44,641)
           (1,728)  Freddie Mac                                         (97,563)
                                                                 ---------------
                                                                       (209,833)
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - (0.4)%
             (136)  NII Holdings, Inc.                                  (11,485)
                                                                 ---------------
TOTAL SECURITIES SOLD SHORT - (91.4)%                               $(2,734,356)
                                                                 ===============
(Proceeds $2,727,081)

NOTES TO FINANCIAL STATEMENTS
(1) Securities are pledged with brokers as collateral for securities sold short.
(2) Non-income producing.
(3) Industry is less than 0.05% of net assets.

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $   5,944,180
                                                                 ===============
Gross tax appreciation of investments                             $         158
Gross tax depreciation of investments                                      (480)
                                                                 ---------------
Net tax depreciation of investments                                        (322)
                                                                 ---------------
Net tax depreciation of securities sold short                            (7,275)
                                                                 ---------------
Net tax depreciation                                              $      (7,597)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
DISCIPLINED GROWTH FUND
SEPTEMBER 30, 2005

[american century investments logo and text logo]

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 72.5%
CONSUMER DISCRETIONARY - 9.2%
               324  American Eagle Outfitters, Inc.                $       7,624
               448  Best Buy Co., Inc.                                    19,501
                55  Career Education Corp.(1)                              1,956
               449  Children's Place Retail
                    Stores, Inc. (The)(1)                                 16,002
               275  Coach Inc.(1)                                          8,624
               206  Comcast Corporation(1)                                 6,052
               103  Darden Restaurants, Inc.                               3,128
               386  Education Management Corp.(1)                         12,445
               215  Goodyear Tire & Rubber Co.
                    (The)(1)                                               3,352
                83  Harman International
                    Industries Inc.                                        8,488
               179  Lowe's Companies, Inc.                                11,528
               226  Marriott International, Inc.                          14,238
               489  Neiman Marcus Group Inc. Cl A(1)                      48,876
               530  Nordstrom, Inc.                                       18,190
               609  Payless ShoeSource, Inc.(1)                           10,597
               261  Polo Ralph Lauren Corp.                               13,128
               293  Starbucks Corporation(1)                              14,679
               212  Target Corporation                                    11,009
               143  TRW Automotive Holdings Corp.(1)                       4,196
               186  Viacom, Inc. Cl B                                      6,140
               138  Weight Watchers
                    International, Inc.(1)                                 7,118
               201  Yum! Brands, Inc.                                      9,730
                                                                 ---------------
                                                                         256,601
                                                                 ---------------
CONSUMER STAPLES - 2.4%
                33  Coca-Cola Company (The)                                1,425
                23  Kroger Co. (The)(1)                                      474
               350  Longs Drug Stores Corp.                               15,012
               809  Performance Food Group Co.(1)                         25,531
               173  Whole Foods Market, Inc.                              23,260
                                                                 ---------------
                                                                          65,702
                                                                 ---------------
ENERGY - 3.0%
               347  Burlington Resources, Inc.                            28,219
               249  Exxon Mobil Corp.                                     15,821
                41  Helmerich & Payne, Inc.                                2,476
               179  Kerr-McGee Corp.                                      17,383
                79  Marathon Oil Corp.                                     5,445
               407  Veritas DGC Inc.(1)                                   14,904
                                                                 ---------------
                                                                          84,248
                                                                 ---------------
FINANCIALS - 11.0%
               209  Accenture Ltd. Cl A(1)                                 5,321
               181  Aflac Inc.                                             8,199
             1,565  American Express Co.                                  89,894
               263  American International Group, Inc.                    16,295
                13  Asset Acceptance Capital Corp.(1)                        390
               520  Axis Capital Holdings Limited                         14,825
               529  Chubb Corp.                                           47,372
               757  Federated Investors Inc.                              25,155
               601  Global Payments Inc.                                  46,710

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
                77  Investment Technology
                    Group Inc.(1)                                          2,279
               137  MetLife, Inc.                                          6,827
               835  Moody's Corp.                                         42,652
                                                                 ---------------
                                                                         305,919
                                                                 ---------------
HEALTH CARE - 13.9%
               535  Alkermes Inc.(1)                                       8,988
               486  Allergan, Inc.                                        44,527
               205  Alpharma Inc.                                          5,098
               536  American Medical Systems
                    Holdings, Inc.(1)                                     10,800
               599  Amgen Inc.(1)                                         47,723
               421  Barr Pharmaceuticals Inc.(1)                          23,121
             1,436  Baxter International, Inc.                            57,254
               385  Biogen Idec Inc.(1)                                   15,200
               205  Caremark Rx Inc.(1)                                   10,236
                66  Celgene Corp.(1)                                       3,585
               587  Express Scripts, Inc. Cl A(1)                         36,511
               195  Genzyme Corp.(1)                                      13,970
               305  Gilead Sciences, Inc.(1)                              14,872
                84  HCA Inc.                                               4,025
               487  Hospira Inc.(1)                                       19,952
                15  Johnson & Johnson                                        949
               387  Kinetic Concepts Inc.(1)                              21,982
             1,255  King Pharmaceuticals, Inc.(1)                         19,302
                50  Kyphon Inc.(1)                                         2,197
                44  McKesson Corp.                                         2,088
               408  UnitedHealth Group Incorporated                       22,930
                                                                 ---------------
                                                                         385,310
                                                                 ---------------
INDUSTRIALS - 9.2%
               829  Boeing Co.                                            56,330
               258  Corporate Executive
                    Board Co. (The)                                       20,119
               208  Cummins Inc.                                          18,302
               620  eBay Inc.(1)                                          25,544
             1,526  General Electric Co.                                  51,379
                39  Herman Miller Inc.                                     1,182
                83  JLG Industries Inc.                                    3,037
               864  Lockheed Martin Corp.                                 52,738
               321  Monster Worldwide Inc.(1)                              9,858
               170  Northrop Grumman Corp.                                 9,240
                45  Robert Half International Inc.                         1,602
                74  Teleflex Inc.                                          5,217
                45  West Corp.(1)                                          1,683
                                                                 ---------------
                                                                         256,231
                                                                 ---------------
INFORMATION TECHNOLOGY - 18.3%
               854  Apple Computer, Inc.(1)                               45,783
               475  Autodesk, Inc.                                        22,059
               298  BMC Software Inc.(1)                                   6,288
               480  Broadcom Corp.(1)                                     22,517
               554  Cadence Design Systems Inc.(1)                         8,953
               187  Cerner Corporation(1)                                 16,256
             1,825  Cisco Systems Inc.(1)                                 32,722
             1,803  Corning Inc.(1)                                       34,852

DISCIPLINED GROWTH -- SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             1,445  Dell Inc.(1)                                          49,419
               580  EMC Corp.(1)                                           7,505
               103  Emulex Corp.(1)                                        2,082
               113  Google Inc. Cl A(1)                                   35,760
             2,372  Intel Corp.                                           58,470
               279  Interdigital Communications
                    Corp.(1)                                               5,480
                78  Itron Inc.(1)                                          3,561
               397  Juniper Networks, Inc.(1)                              9,445
                79  LSI Logic Corp.(1)                                       778
                47  McAfee Inc.(1)                                         1,477
             1,110  Micrel, Inc.(1)                                       12,465
               318  Network Appliance, Inc.(1)                             7,549
               198  Oracle Corp.(1)                                        2,453
             2,209  Parametric Technology Corp.(1)                        15,397
               715  Salesforce.com Inc.(1)                                16,531
               569  Solectron Corp.(1)                                     2,225
               891  Symantec Corp.(1)                                     20,190
             1,774  Texas Instruments Inc.                                60,138
               110  Websense Inc.(1)                                       5,633
                95  Yahoo! Inc.(1)                                         3,215
                                                                 ---------------
                                                                         509,203
                                                                 ---------------
MATERIALS - 4.8%
               425  Freeport-McMoRan Copper
                    & Gold, Inc. Cl B                                     20,651
                41  Hercules Inc.(1)                                         501
               229  Phelps Dodge Corp.                                    29,754
             1,374  Praxair, Inc.                                         65,855
               288  Silgan Holdings Inc.                                   9,579
               225  Symyx Technologies Inc.(1)                             5,877
                                                                 ---------------
                                                                         132,217
                                                                 ---------------
TELECOMMUNICATION SERVICES - 0.4%
               496  Crown Castle
                    International Corp.(1)                                12,216
                                                                 ---------------
UTILITIES - 0.3%
                 8  AES Corporation (The)(1)                                 131
                58  TXU Corp.                                              6,547
                                                                 ---------------
                                                                           6,678
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 72.5%                                    2,014,325
                                                                 ---------------
(Cost $2,014,582)

OTHER ASSETS AND LIABILITIES - 27.5%                                     762,933
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   2,777,258
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 2,014,582
                                                                 ===============
Gross tax appreciation of investments                               $         -
Gross tax depreciation of investments                                      (257)
                                                                 ---------------
Net tax depreciation of investments                                 $      (257)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

By:      /s/ William M. Lyons
         ------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    November 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         ------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    November 29, 2005

By:      /s/ Maryanne L. Roepke
         ------------------------------------
         Name:      Maryanne L. Roepke
         Title:     Sr. Vice President, Treasurer, and
                    Chief Accounting Officer
                    (principal financial officer)

Date:    November 29, 2005